Summary of Significant Accounting Policies (Details) - Schedule of loss per ordinary share - Brilliant Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of loss per ordinary share [Line Items]
Net loss					$ (599,127)	$ (317,737)
Weighted average shares outstanding, basic and diluted	5,477,208	6,111,000	5,755,372	6,111,000	6,111,000	3,697,454
Basic and diluted net loss per ordinary share					$ (0.1)	$ (0.09)